Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Schedule of rollforward of intangible assets

Description	Weighted average rate (p.a.)	December 31, 2021	Acquisitions	Write-offs	December 31, 2022

Cost
Goodwill(a)	—	901,417	—	—	901,417
Slots(b)	—	126,547	—	—	126,547
Software	—	748,049	198,525	(58)	946,516
		1,776,013	198,525	(58)	1,974,480
Amortization
Software	17%	(417,975)	(129,982)	—	(547,957)
		(417,975)	(129,982)	—	(547,957)

Total intangible assets, net		1,358,038	68,543	(58)	1,426,523

Description	Weighted average rate (p.a.)	December 31, 2020	Acquisitions	Transfers(c)	December 31, 2021

Cost
Goodwill(a)		810,948	134,820	(44,351)	901,417
Slots(b)		82,196	—	44,351	126,547
Software		593,334	152,542	2,173	748,049
		1,486,478	287,362	2,173	1,776,013

Amortization
Software	17%	(316,210)	(101,765)	—	(417,975)
		(316,210)	(101,765)	—	(417,975)

Total intangible assets, net		1,170,268	185,597	2,173	1,358,038

(a)     Goodwill, in the amounts of R$753,502 and R$147,915, arises from the acquisition of IntelAzul S.A. (formerly TRIP Linhas Aéreas S.A.) in 2012 and Conecta (formerly Two Táxi Aéreo Ltda.) in 2020, respectively, and refers to the consideration transferred, less the fair value of assets acquired and liabilities assumed, net.
(b)     As part of the allocation of the purchase price for the acquisition of IntelAzul S.A. (formerly TRIP Linhas Aéreas S.A.) and Conecta (formerly Two Táxi Aéreo Ltda.) the Company recognized the value of operating licenses for certain airport slots, assets with an indefinite useful life.
(c)     Transfers are between the groups of property and equipment, right-of-use assets and intangible assets.

Disclosure of intangible assets with indefinite useful life
The result of the impairment test showed that the estimated recoverable amount is greater than the carrying amount allocated to the cash-generating unit and, therefore no adjustment of the recoverable amount to be recorded at December 31, 2022 was identified, as shown below:

	December 31, 2022		December 31, 2021
Description	Goodwill	Slots	Goodwill	Slots

Carrying amount	901,417	126,547	901,417	126,547
Carrying amount – CGU	9,505,637	—	8,499,312	—
Value in use	19,622,243	2,611,480	35,355,308	2,419,843

Pre-tax discount rate	11.5%	12.5%	9.5%	10.5%
Growth rate in perpetuity	3.0%	3.0%	3.0%	3.0%